Investment Strategy - Retail Prospectus [Member]	Aug. 31, 2025
Vanguard Cash Reserves Federal Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach, investing primarily in high-quality, short-term money market instruments. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities issued by the U.S. government and its agencies and instrumentalities, which includes repurchase agreements that are collateralized solely by U.S. government securities or by cash.The Fund has elected to operate as a government money market fund under Rule 2a-7 of the Investment Company Act of 1940, as amended. Government money market funds are required to invest at least 99.5% of their total assets in cash, U.S. government securities, and/or repurchase agreements that are collateralized solely by U.S. government securities or by cash. The Fund generally invests 100% of its assets in U.S. government securities (including repurchase agreements) and therefore satisfies the requirement for designation as a government money market fund. The Fund seeks to maintain a stable share price, or net asset value (NAV), of $1; maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less; and invests in high-quality securities with effective maturities of 397 days or less. To be eligible for investment by the Fund, a security must be determined by methods approved by the board of trustees of Vanguard Money Market Reserves to present minimal credit risk. As a result, the Fund selects securities based in part on a consideration of maturity, portfolio diversification, portfolio liquidity, and credit quality. Some of the securities held by the Fund, while still considered high quality, are neither guaranteed by the U.S. Treasury nor supported by the full faith and credit of the U.S. government. Securities held by the Fund may pay fixed, variable, or floating rates of interest.As a matter of fundamental policy, the Fund concentrates (i.e., invests more than 25% of) its assets in the securities of issuers whose principal business activities are in the financial services industry, which includes, without limitation, securities issued by certain government-sponsored enterprises.
Vanguard Federal Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund is actively managed, investing primarily in high-quality, short-term money market instruments. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities issued by the U.S. government and its agencies and instrumentalities, which includes repurchase agreements that are collateralized solely by U.S. government securities or by cash.The Fund has elected to operate as a government money market fund under Rule 2a-7 of the Investment Company Act of 1940, as amended. Government money market funds are required to invest at least 99.5% of their total assets in cash, U.S. government securities, and/or repurchase agreements that are collateralized solely by U.S. government securities or by cash. The Fund generally invests 100% of its assets in U.S. government securities (including repurchase agreements) and therefore satisfies the requirement for designation as a government money market fund. The Fund seeks to maintain a stable share price, or net asset value (NAV), of $1; maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less; and invests in high-quality securities with effective maturities of 397 days or less. To be eligible for investment by the Fund, a security must be determined by methods approved by the board of trustees of Vanguard Money Market Reserves to present minimal credit risk. As a result, the Fund selects securities based in part on a consideration of maturity, portfolio diversification, portfolio liquidity, and credit quality. Some of the securities held by the Fund, while still considered high quality, are neither guaranteed by the U.S. Treasury nor supported by the full faith and credit of the U.S. government. Securities held by the Fund may pay fixed, variable, or floating rates of interest.